Employee benefits and share-based payments (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee Benefits And Share-based Payments [Abstract]
At the beginning	4,966,463	5,485,194	5,834,676
Granted	(482,807)	(518,731)	(349,482)
Disposals
At the end	4,483,656	4,966,463	5,485,194